Property and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Accrued expenses	$ 0.2	$ 0.1
Computer hardware | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	3 years
Computer hardware | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Machinery and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Furniture and fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years